INTANGIBLE ASSETS (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Shanghai Muliang Industrial Corp. [Member]
Intangible Asset, Gross		$ 2,957,128		$ 3,060,845	$ 3,058,556
Less: accumulated depreciation		(252,611)		(212,284)	(149,012)
Intangible Assets, Net		2,704,517		2,848,561	2,909,544
Amortization of Intangible Assets		$ 49,011	$ 47,496	63,905	55,878
Pro Forma Adjustments [Member]
Intangible Assets, Net
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Intangible Assets, Net	[1]
M & A Holding Corp. [Member]
Intangible Assets, Net
Pro Forma Combined [Member]
Intangible Assets, Net		$ 2,704,517
Land use rights [Member] | Shanghai Muliang Industrial Corp. [Member]
Intangible Asset, Gross		$ 2,941,389		$ 3,044,555	$ 3,058,556
Useful Life (in years)		50 years		50 years	50 years
Others [Member] | Shanghai Muliang Industrial Corp. [Member]
Intangible Asset, Gross		$ 15,739		$ 16,290
Useful Life (in years)		10 years		10 years	10 years

[1]	The balance sheets of Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd. are presented as one combined entity for pro forma purposes as these are essentially non-operating holding companies with minimal assets, liabilities and equity.